Financial Instruments (Tables)	9 Months Ended
Aug. 31, 2020
Fair Value Disclosures [Abstract]
Fair value measurements, nonrecurring
	August 31, 2020		November 30, 2019
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
	$	$	$	$
Financial Liabilities
Convertible debentures(i)	1,769,192	1,787,396	1,744,813	1,778,988
Promissory notes payable(i)	162,840	162,840	159,863	159,863

Past due financing receivables
	August 31,	November 30,
	2020	2019
	$	$

Accounts receivable	23,883	177,202
Other receivable	500,000	-
Less allowance for doubtful accounts	-	-
Total trade and other receivable, net	523,883	177,202

Not past due	523,883	177,202
Past due for more than 31 days
but no more than 120 days	-	-
Past due for more than 120 days	-	-
Total trade and other receivable, gross	523,883	177,202

Contractual obligation, fiscal year maturity schedule

	Less than	3 to 6	6 to 9	9 months	Greater than
	3 months	months	months	to 1 year	1 year	Total
	$	$	$	$	$	$
Accounts payable	4,069,023	-	-	-	-	4,069,023
Accrued liabilities	1,641,564	-	-	-	-	1,641,564
Employee costs payable	1,253,243	-	-	-	-	1,253,243
Convertible debentures (Note 5)	539,030	1,313,249	-	-	-	1,852,279
Promissory notes payable (Note 5)	162,840	-	-	-	-	162,840
Total contractual obligations	7,665,700	1,313,249	-	-	-	8,978,949